COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2018
Commitments And Contingencies
Future Rental Commitments Under Operating Leases	Annual future minimum rental commitments under non-cancelable operating lease agreements as of June 30, 2018, are approximately as follows:
December 31,

2018	873
2019	1,707
2020	1,677
2021	436
4,693